Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total	$ 3,043	$ (23,044)
Fair Value, Inputs, Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total	0	0
Fair Value, Inputs, Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total	3,043	(23,044)
Fair Value, Inputs, Level 3
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total	0	0
Foreign currency forward contracts
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	6,213	(7,360)
Foreign currency forward contracts | Fair Value, Inputs, Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	0	0
Foreign currency forward contracts | Fair Value, Inputs, Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	6,213	(7,360)
Foreign currency forward contracts | Fair Value, Inputs, Level 3
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	0	0
Interest Rate Swap
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	(3,170)	(15,684)
Interest Rate Swap | Fair Value, Inputs, Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	0	0
Interest Rate Swap | Fair Value, Inputs, Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	(3,170)	(15,684)
Interest Rate Swap | Fair Value, Inputs, Level 3
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative asset (liabilities), net	$ 0	$ 0